Employee Benefits - Amounts Recognized in Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 85,657	$ 75,158
Retirement liabilities	(265,370)	(227,172)
U.S Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	35,239	20,949
Other current liabilities	(4,193)	(4,092)
Retirement liabilities	(49,292)	(46,519)
Net amount recognized	(18,246)	(29,662)
Non-U.S. Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	50,418	54,434
Other current liabilities	(1,179)	(882)
Retirement liabilities	(143,040)	(114,705)
Net amount recognized	$ (93,801)	$ (61,153)